Revenue (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure of revenue from contracts with customers [Abstract]
Schedule of disaggregated revenue
The Group’s revenues by geographic region based on end-users who purchased our products or services are as follows:

	Fiscal Year Ended June 30,
	2020	2019	2018
	(U.S. $ in thousands)
Americas	$802,499	$603,959	$439,363
EMEA	633,735	474,712	347,509
Asia Pacific	177,939	131,456	94,106
Total revenues	$1,614,173	$1,210,127	$880,978